Equity Method Investments, Net - Schedule of Equity Method Investments, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Equity Method Investment, Net [Line Items]
Balance	¥ 118,397
Additions			¥ 923
Share of results	(180)	(27)	(615)
Changes of equity ownership	(923)		105
Currency translation difference	17
Balance	97,231	$ 14,330
Ningbo Meishan Investment Limited Partnership [Member]
Schedule of Equity Method Investment, Net [Line Items]
Balance	118,397		162,761
Additions			923
Share of results	(180)		(615)
Impairment losses	(20,080)
Changes of equity ownership	(923)		105
Currency translation difference	17
Balance	¥ 97,231		¥ 163,174